EMPLOYEE AND DIRECTOR INCENTIVE PLANS - Nonvested (Details)	12 Months Ended
Dec. 31, 2020 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Non-vested at January 1, 2020 (in shares) | shares	0
Granted (in shares) | shares	1,819,000
Vested (in shares) | shares	0
Forfeited (in shares) | shares	71,000
Non-vested at December 31, 2020 (in shares) | shares	1,748,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Non-vested at January 1, 2020 ($ per share) | $ / shares	$ 0
Granted ($ per share) | $ / shares	7.31
Weighted-average grant-date fair value of option ($ per share) | $ / shares	0
Forfeited ($ per share) | $ / shares	7.31
Non-vested at December 31, 2020 ($ per share) | $ / shares	$ 7.31